Other liabilities - Other Current and Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other liabilities
Remuneration payable - current	$ 55,791	$ 36,046
Remuneration payable	55,791	36,046
Tax payables - current	37,628	17,613
Total tax payables	37,628	17,613
Other liabilities - non-current	12	1,476
Other liabilities - current	11,113	20,669
Other liabilities	11,125	22,145
Total other non current liabilities	12	1,476
Total other current liabilities	104,563	74,328
Total other liabilities	$ 104,544	$ 75,804